Securities Classified as Available-for-Sale with Unrealized Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 21,769,065	$ 94,979,928
Fair Value, Losses 12 Months or More	40,990,033	5,655,520
Fair Value, Total	62,759,098	100,635,448
Gross Unrealized Losses, Losses less than 12 Months	82,478	3,216,548
Gross Unrealized Losses, Losses 12 Months or More	1,991,238	1,703,027
Gross Unrealized Losses, Total	2,073,716	4,919,575
Obligations of U.S. government agencies
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	5,510,325	6,898,945
Fair Value, Losses 12 Months or More	3,451,215	0
Fair Value, Total	8,961,540	6,898,945
Gross Unrealized Losses, Losses less than 12 Months	16,481	124,491
Gross Unrealized Losses, Losses 12 Months or More	37,069	0
Gross Unrealized Losses, Total	53,550	124,491
Tax-exempt and tax-able obligations of states and municipal subdivisions
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	9,191,726	37,725,915
Fair Value, Losses 12 Months or More	10,667,122	1,297,792
Fair Value, Total	19,858,848	39,023,707
Gross Unrealized Losses, Losses less than 12 Months	28,694	1,523,780
Gross Unrealized Losses, Losses 12 Months or More	158,904	11,256
Gross Unrealized Losses, Total	187,598	1,535,036
Mortgage-backed securities
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	156,589	39,540,663
Fair Value, Losses 12 Months or More	19,319,269	0
Fair Value, Total	19,475,858	39,540,663
Gross Unrealized Losses, Losses less than 12 Months	5,207	1,394,067
Gross Unrealized Losses, Losses 12 Months or More	235,598	0
Gross Unrealized Losses, Total	240,805	1,394,067
Corporate obligations
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	6,910,425	10,814,405
Fair Value, Losses 12 Months or More	6,580,925	3,386,225
Fair Value, Total	13,491,350	14,200,630
Gross Unrealized Losses, Losses less than 12 Months	32,096	174,210
Gross Unrealized Losses, Losses 12 Months or More	1,275,686	1,407,791
Gross Unrealized Losses, Total	1,307,782	1,582,001
Other
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	971,502	971,503
Fair Value, Total	971,502	971,503
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	283,981	283,980
Gross Unrealized Losses, Total	$ 283,981	$ 283,980